Document and Entity Information	Dec. 31, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001574815
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	BMC STOCK HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-36050
Entity Tax Identification Number	26-4687975
Entity Address, Address Line One	4800 Falls of Neuse Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	(919)
Local Phone Number	431-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	BMCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false